To our shareholders:

	The stock market had its worst first half year performance since 1984, according to the Dow Jones Industrial Average. The popular Dow declined
9.1% since December 31. The culprit was the Federal Reserve. It aggressively raised interest rates six times since last June, culminating with a half point raise in mid-May.

	The first half of 2000, was also the most difficult in Volumetric's 21 years of history. Our net asset value per share declined 6.4% in the second quarter and was down 8.3% for the year, as of June 30. Prior to 2000, our worse first half was 1982 when we were down 6.3%. However, this was followed by a huge gain of 23.2% in the second half of that year.

	 On the positive side, as you will see below, our protection system again was quite successful. Our maximum percentage drop from the record high was significantly less than those of other averages. The Fund's NAV at the market close on June 30 was $16.95. This was 8.4% away from our all time record high of $18.51, which was adjusted for capital gain and dividend distributions.

	Unlike the Dow and most other averages, the New York Stock Exchange Composite Index has done comparatively well this year, down only 1.3%. Still, in the past 21 1/2 years Volumetric had an average annual return of 13.3% as compared to that of 12.6% of the NYSE Composite Index in the same period.

PROTECTION WORKS

	Despite the disappointing first half, our protection system has prevented us from an even larger decline. For example, the table below indicates the maximum decline the various major indexes suffered at their low point from their record high in the first half of 2000.

                               Maximum decline
                               from record high

NASDAQ Composite                    - 36.5%
Dow Jones Industrials               - 20.0%
Standard & Poor 500                 - 13.1%
New York Stock Index                - 13.0%
Volumetric Fund                     -  9.3%

	This was the third time since October of 1998, that the stock market had suffered at least a 10% correction, but Volumetric did not.

	We sold 28 stocks in the second quarter. A great majority of them dropped, many of them sharply, after we sold them. Here are a few examples. After selling Activision it declined from 11 to 6 1/8, Adaptec from 32 to 16 5/8,
Global Crossing from 41 to 25, Microsoft from 86 to 62, Motorola from 118 to
88 (prior to its split), Tiffany from 73 to 55, Silicon Graphics from 7 1/4 to 3 1/2, General Motors from 75 to 60, Ford from 53 to 42, US Steel from
24 1/2 to 19, International Paper from 37 to 31, EDS from 60 to 39 and Vishay from 54 to 34. Without protection our semi-annual return would have been about
4% less.

PORTFOLIO REVIEW
	After being nearly fully invested in stocks until the end of April, we had increased our cash position in May as the market started to correct. We had 24% in cash and equivalents at the end of June. According to our protection system, by having occasionally a large cash position, we are willing to sacrifice some potential gain, to insure against a potential major loss.
	Our five best performing stocks, as of June 30th,  are shown below:

                                             Purchase
                             % Gain            Date
1. Forest Laboratories       106.1%           11/5/99
2. Millipore                 105.7           12/13/00
3. National Oilwell           78.1            1/20/00
4. Global Marine              70.6           12/27/99
5. Qwest                      40.4            10/7/99

	During the second quarter the following stocks were purchased and sold:

	Purchases: Ashland, Avery Dennison, Baxter International, Cadence Design, Delta Airlines, Dell Computer, Emerson Electric, Hormel, Host Marriott, IBM, Interpublic Group, Johnson & Johnson, Kroger, Louisiana Pacific, Mohawk Industries, Ryder System, Schering Plough, Seitel, Shopko, Snap-On Tools, Universal Foods and Washington Mutual.

	Sales: Activision, Adaptec, American General, Bank of America, Bear Stearns,
Caterpillar, Costco Wholesale, Edwards AG, Electronic Data Systems, Family
Dollar Stores, Ford, General Motors, Global Crossing, Intel, International
Paper, MA Hanna, Microsoft, Motorola, Pogo Producing, Sensormatic, Silicon
Graphics, Tiffany, Toro, USX Steel, Varco, Varian Semiconductor, Vishay
Intertechnology, and Weyerheauser.

	Our most profitable stocks were: Vishay with a huge 384% gain, Varian Semi with a 320% gain, Motorola, through the acquisition of our General
Instrument, with a 135% gain, Global Crossing, with a 125% gain and Toro with a 67% gain.




ANNUAL MEETING

	At the annual meeting of our shareholders, held on June 7, 2000, all 11 nominated directors were elected for their respective terms, and the CPA firm of Feuer, Orlando & Pye, CPA, LLP, was approved as independent auditors of the Fund for the year ending 2000. We are pleased to welcome our newest director George Curtis, president of CCP Printing, Inc.

UPDATE AND OUTLOOK

	Volumetric and the stock market opened higher in July. As of July 11, our NAV moved up to $17.32 or 2.2% since June 30.

	Based on statistical considerations, the second half of 2000, should be much better than the first. In the past fifty years the market had declined only once in the second half of an election year, in 1960. Also, It now appears that the Federal Reserve has completed its tightening. Historically, they have never raised interest rates in the second half of an election year. Consequently, we remain optimistic for the rest of 2000, barring some negative earnings surprises. We expect to reduce our cash substantially and turn to a more aggressive position in the near future. Will this be a replay of 1982? Only time will tell.

July 12, 2000

      		Sincerely,



Gabriel Gibs                        Irene Zawitkowski
President                           Executive Vice President




                FINANCIAL HIGHLIGHTS
  (For a share outstanding throughout the period)
           Six Months Ended June 30, 2000
                     (Unaudited)
Per share data:
Net Asset Value, December 31, 1999                  $19.66
Income from investment operations:
  Net investment income                              (0.01)
  Net realized and unrealized loss on investments    (1.54)
                                                   --------
Total from investment operations                    ( 1.55)
                                                   --------
Less distributions from capital gains:               (1.16)
                                                   --------
Net Asset Value, June 30, 2000                      $16.95
                                                   ========
Total Return                                        (8.33%)
                                                   ========
Ratios/Supplemental Data:
Net assets, 6/30/00 (in thousands)                  $17,596
Ratio of expenses to average net assets               1.92%*
Ratio of net income to average net assets             (.04%)*
Portfolio turnover rate                                144%
 *Annualized




                 VOLUMETRIC FUND, INC.
             STATEMENT OF OPERATIONS
         For Six Months Ended, June 30, 2000
                  (Unaudited)

INVESTMENT INCOME
   Dividends.....................................$    99,191
   Interest......................................     77,772
                                                 -----------
         TOTAL INVESTMENT INCOME.................    175,963
                                                 -----------
EXPENSES
   Management Fee................................    182,927
                                                 -----------
INVESTMENT INCOME - NET..........................     (6,964)
                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain on investments.............   1,289,654
   Unrealized appreciations of investments
        Beginning of year.........$3,993,713
        End of period............. 1,026,953
   Decrease in unrealized appreciation............(2,966,760)
                                                  -----------
NET LOSS ON INVESTMENTS...........................(1,677,106)
                                                  -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS.................... $(1,684,070)
                                                 ============




                 VOLUMETRIC  FUND, INC.
            STATEMENT OF CHANGES IN NET ASSETS
            For Six Months Ended, June 30, 2000
                     (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income-net.......................$     (6,964)
   Net realized gain on invesments.............   1,289,654
   Decrease in unrealized appreciation.........  (2,966,760)
                                               -------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...................  (1,684,070)
                                               -------------
DISTRIBUIONS TO SHAREHOLDERS:
   From 1999 net realized gain on investments
    ($1.16/share).............................   (1,241,838)
                                               -------------
CAPITAL SHARE TRANSACTIONS
   Shares purchased...........................      304,579
   Shares reinvested..........................    1,226,088
   Shares redeemed............................   (2,052,332)
                                                ------------
Net decrease from capital share transactions..     (521,665)
                                                ------------
NET DECREASE IN NET ASSETS....................   (3,447,573)

NET ASSETS
   Beginning of year..........................   21,043,876
   End of period.............................. $ 17,596,303
                                               =============




                 VOLUMETRIC FUND, INC.
          STATEMENT OF ASSETS AND LIABILITIES
                     June 30, 2000
                      (Unaudited)

COMMON STOCKS: 76.3%

SHARES        COMPANY                          MARKET VALUE
              Airlines: 1.3%
 4,400        Delta Air Lines                  $    229,625
                                                  ---------
              Banking: 2.7%
 4,500        Citigroup                             271,688
 7,000        Washington Mutual                     205,188
                                                  ---------
                                                    476,876

              Beverage: 1.3%
 4,100        Coca Cola                             235,494
                                                  ---------
              Building/Construction: 2.1%
10,000        Kaufmann & Broad Homes                196,875
 8,500        Toll Brothers*                        174,250
                                                  ---------
                                                    371,125

              Business Services: 1.0%
 4,200        Interpublic Group                     180,600
                                                  ---------
              Chemicals: 3.4%
10,000        Ferro                                 210,000
13,500        Olin                                  222,750
 4,200        Praxair                               157,238
                                                  ---------
                                                    589,988

              Communications: 2.0%
 7,000        Qwest Communications*                 347,813
                                                  ---------
              Computers, Hardware: 3.4%
 8,000        Compaq Computer                       204,000
 4,300        Dell Computer*                        212,044
 1,700        IBM                                   185,725
                                                   --------
                                                    601,769

              Computers, Software: 3.8%
 3,600        America Online*                       189,900
11,000        Cadence Design*                       224,813
 5,000        National Computer Systems             246,250
                                                   --------
                                                    660,963

              Drugs: 7.1%
 5,100        Forest Laboratories*                  518,925
 2,100        Johnson & Johnson                     211,050
 6,200        Pfizer                                297,600
 4,400        Schering-Plough                       222,750
                                                  ---------
                                                  1,250,325

              Electrical/Electronics: 6.6%
20,000        Checkpoint Systems*                   150,000
 3,400        Emerson Electric                      209,100
 3,200        Lucent Technology                     187,200
 5,400        Millipore                             407,025
 9,500        Thermo Electron*                      200,089
                                                  ---------
                                                  1,153,414

              Entertainment: 1.5%
 7,000        Disney, Walt                          270,375
                                                  ---------
              Financial Services: 1.3%
10,000        Raymond James Financial               225,000
                                                  ---------
              Foods: 2.2%
12,000        Hormel                                206,250
10,000        Universal Foods                       185,000
                                                   --------
                                                    391,250

              Forest Products: 2.3%
 3,500        Avery Dennison                        234,938
15,000        Louisiana Pacific                     163,125
                                                   --------
                                                    398,063

              Indexes: 5.0%
6,000         S&P 500 Depository Receipts           873,000
                                                   --------
              Machinery: 2.6%
 6,600        Harley-Davidson                       254,100
 7,000        Snap-on Tools, Inc.                   197,750
                                                   --------
                                                    451,850

              Medical/Healthcare: 3.8%
 3,000        Baxter International                  210,938
 6,400        Becton Dickinson                      183,600
10,000        Tenet Healthcare                      275,000
                                                   --------
                                                    669,538

              Misc./Diversified: 4.1%
 6,300        Cooper Inudustries                    205,538
 5,400        General Electric                      282,150
 4,900        Tyco International                    230,300
                                                   --------
                                                    717,988

              Oil/Oil Services: 7.9%
 5,500        Ashland Oil                           193,531
13,000        Global Marine*                        373,750
 4,400        Murphy Oil                            261,525
12,000        National Oilwell*                     394,500
20,000        Seitel*                               162,500
                                                  ---------
                                                  1,385,806

              Publishing: 1.2%
11,000        American Greetings                    215,188
                                                  ---------
              Real Estate: 1.1%
20,000        Host Marriott                         187,500
                                                  ---------
              Retail: 4.6%
 4,300        Home Depot                            214,731
10,000        Kroger*                               219,375
12,000        Shopko*                               184,500
 3,400        Wal-Mart Stores                       192,738
                                                   --------
                                                    811,344

              Shoes: 0.9%
17,000        Wolverine World Wide                  167,875
                                                   --------
              Textile/Apparel: 1.1%
 8,600        Mohawk Industries*                    192,425
                                                   --------
              Trucking: 0.9%
 8,300        Ryder System                          159,256
                                                   --------
              Utilities: 1.2%
 8,600        Kansas City Power & Light             209,625
                                                   --------

TOTAL COMMON STOCKS
  (COST:$12,397,122)                             13,424,075
                                                -----------
CASH EQUIVALENTS/RECEIVABLES: 23.7%
   Cash                                              78,829
   Chase Vista Instit. Money Market acct.         4,100,874

   Receivable from brokers, others                  586,331
   Dividends and interest receivable                 18,446
                                                -----------
TOTAL CASH EQUIVS / RECEIVABLES                   4,784,480
                                                -----------
TOTAL ASSETS                                     18,208,555
LIABILITIES: Payable to brokers                    (612,252)
                                                ------------
NET ASSETS                                      $17,596,303
                                                ===========
VOLUMETRIC SHARES OUTSTANDING                     1,038,095
                                                -----------
NET ASSET VALUE PER SHARE                            $16.95
                                                ===========
NUMBER OF SHAREHOLDER ACCOUNTS                        1,116
                                                -----------
 *Security is non-income producing.







Volumetric Fund, Inc.

87 Violet Drive
Pearl River
New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com




Investment Advisor                      Board of Directors
and
Transfer Agent                          William P. Behrens
                                        Jeffrey J. Castaldo
Volumetric Advisers, Inc.               George Curtis
Pearl River, New York                   Richard C. Freidenberg
                                        Gabriel J. Gibs, Chairman
Custodian                               Wayne W. Moshier
                                        Marcel A. Olbrecht
The Chase Manhattan                     Stephen J. Samitt
  Bank, N.A.                            David L. Seidenberg
New York, New York                      Raymond W. Sheridan



                                        Officers

                                        Gabriel J. Gibs
                                          President, Portfolio Manager
                                        Irene Zawitkowski
                                          Executive Vice President
                                        Jeffrey M. Gibs
                                          Senior Vice President
                                        Raymond W. Sheridan
                                          Vice President
                                        David L. Seidenberg
                                          Treasurer